Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Earnings per Share

	2018	2017	2016
	million	million	million
Issued ordinary shares at January 1	10,088	9,818	9,818
Effect of issuance of A shares (Note 48)	450	—	—
Effect of issuance of H shares (Note 48)	181	106	—

Weighted average number of ordinary shares at December 31	10,719	9,924	9,818